Schedule of Reinsurance (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		$ 1,056	$ 962	$ 1,011
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	[1]	(444)	(329)	(369)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		83
Reinsurance Effect on Claims and Benefits Incurred, Net amount		695	633	642
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		303,578	291,984	275,404
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(64,852)	(62,714)	(61,674)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		2	2	2
Reinsurance Effect on Claims and Benefits Incurred, Net amount		238,728	229,272	213,732
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	[2]	756	700	698
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	[2]	(61)	(67)	(56)
Reinsurance Effect on Claims and Benefits Incurred, Net amount	[2]	695	633	642
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		300	262	313
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(383)	$ (262)	$ (313)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		$ 83

[1]	Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.
[2]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.